UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

CORPORATE BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Corporate Bond Fund

Performance review

For the six months ended June 30, 2023, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned 2.18%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Credit Indexi, returned 3.13% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	2.18%
Class C	1.84%
Class C1[1]	1.83%
Class I	2.35%
Class P	2.07%
Bloomberg U.S. Credit Index	3.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class C1, Class I and Class P shares were 5.40%, 4.94%, 5.11%, 5.97% and 5.39%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been 4.81% and 5.88%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.89%, 1.56%, 1.84%, 0.60% and 1.09%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.55% for Class I shares and 1.20% for Class P shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Corporate Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

Western Asset Corporate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.18%	$1,000.00	$1,021.80	0.90%	$4.51	Class A	5.00%	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1.84	1,000.00	1,018.40	1.56	7.81	Class C	5.00	1,000.00	1,017.06	1.56	7.80
Class C1	1.83	1,000.00	1,018.30	1.40	7.01	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class I	2.35	1,000.00	1,023.50	0.55	2.76	Class I	5.00	1,000.00	1,022.07	0.55	2.76
Class P	2.07	1,000.00	1,020.70	1.10	5.51	Class P	5.00	1,000.00	1,019.34	1.10	5.51

2	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 91.2%
Communication Services — 6.5%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	$3,534,198
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,674,104
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,135,840
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	184,008
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	584,179	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	2,816,000	1,995,486
AT&T Inc., Senior Notes	3.550%	9/15/55	3,633,000	2,546,004
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,217,710
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	92,692
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	313,923
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	194,879
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	435,252
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,668,713
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,010,000	843,580
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	2,440,000	2,201,724
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	201,854
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,180,000	911,450
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	384,496
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	254,199
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	156,374
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	381,881
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	234,852
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	279,750
Total Diversified Telecommunication Services				21,427,148
Entertainment — 0.7%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	77,008
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	77,654
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	185,126
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	704,220
Warnermedia Holdings Inc., Senior Notes	3.428%	3/15/24	760,000	746,385
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,180,000	1,047,059
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,840,000	2,395,315
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,320,000	1,890,593
Total Entertainment				7,123,360
Interactive Media & Services — 0.1%
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	823,849	(a)

See Notes to Financial Statements.

4	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,540,000	$1,231,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	3,179,000	2,915,825
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	37,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,200,000	1,832,969
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,340,000	1,176,652
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	562,098
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	857,290
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,540,000	1,212,813
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	272,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	733,172
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,015,282
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	93,226
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	229,970
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	165,866
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	1,641,993
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,377,526
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	567,202
DISH DBS Corp., Senior Notes	5.875%	11/15/24	600,000	525,529
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,170,000	872,420	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	880,000	822,807
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	55,557
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	196,331

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,438,000	$1,580,577
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	585,267
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,050,539
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,380,000	2,288,847
Total Media				23,900,956
Wireless Telecommunication Services — 1.1%
Sprint LLC, Senior Notes	7.125%	6/15/24	4,407,000	4,450,378
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,214,023
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	608,469
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	3,060,000	2,529,607
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	132,571
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	1,097,540
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	702,383
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	387,479
Total Wireless Telecommunication Services				11,122,450
Total Communication Services				64,397,763
Consumer Discretionary — 9.9%
Automobile Components — 1.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	9,980,000	9,738,495	(a)
Automobiles — 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	425,306
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	323,343
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	5,127,000	4,797,590
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	4,840,000	4,870,463
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,027,801
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,842,680
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	383,899
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	300,000	256,645
General Motors Co., Senior Notes	6.125%	10/1/25	1,450,000	1,460,441
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,353,188
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	472,728
General Motors Co., Senior Notes	6.750%	4/1/46	910,000	921,061
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	177,666
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	2,120,000	2,036,647	(a)

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	$446,504	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	197,425	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	7,930,000	7,874,505	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,155,000	6,659,272	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	193,144	(a)
Total Automobiles				36,720,308
Broadline Retail — 0.9%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	684,453
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	334,387
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	157,362
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,570,000	1,017,600
Amazon.com Inc., Senior Notes	2.100%	5/12/31	810,000	681,553
Amazon.com Inc., Senior Notes	3.600%	4/13/32	60,000	55,975
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	658,047
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	579,435
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,300,000	971,188
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	235,532
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	217,546
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	734,017
Nordstrom Inc., Senior Notes	2.300%	4/8/24	2,500,000	2,408,150
Total Broadline Retail				8,735,245
Hotels, Restaurants & Leisure — 3.7%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	1,789,550
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	4,519,000	4,026,172	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	699,000	677,466
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	6,830,000	6,421,905
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	594,289
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	990,000	822,519	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	7,343,000	7,168,548
Sands China Ltd., Senior Notes	4.300%	1/8/26	2,901,000	2,729,744
Sands China Ltd., Senior Notes	4.300%	1/8/26	150,000	141,149	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,260,000	1,202,229
Sands China Ltd., Senior Notes	4.875%	6/18/30	870,000	775,302	(b)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,580,000	1,408,020
Sands China Ltd., Senior Notes	3.750%	8/8/31	1,050,000	855,525

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	780,000	$768,235	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	6,810,000	6,647,513	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	353,338	(a)
Total Hotels, Restaurants & Leisure				36,381,504
Household Durables — 0.3%
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,014,863
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	514,856
Newell Brands Inc., Senior Notes	4.000%	12/1/24	1,340,000	1,289,337
Total Household Durables				2,819,056
Specialty Retail — 0.3%
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	490,000	458,184	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	730,775	(a)
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	657,601
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	545,186
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,761
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,740,000	1,141,780
Total Specialty Retail				3,538,287
Total Consumer Discretionary				97,932,895
Consumer Staples — 1.9%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	3,235,000	3,005,915
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	56,839
Total Beverages				3,062,754
Food Products — 0.2%
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,127,822	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,020,000	1,008,905	(a)
Total Food Products				2,136,727
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.900%	3/22/33	500,000	506,220	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/53	680,000	694,716	(a)
Kenvue Inc., Senior Notes	5.200%	3/22/63	330,000	338,136	(a)
Total Personal Care Products				1,539,072
Tobacco — 1.2%
Altria Group Inc., Senior Notes	4.800%	2/14/29	397,000	386,377
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,433,784
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,450,000	1,712,050
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	46,859

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	$140,379
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,200,000	1,140,475
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,340,000	2,007,158
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	1,960,000	1,549,962
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	851,069
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	534,311
Total Tobacco				11,802,424
Total Consumer Staples				18,540,977
Energy — 14.3%
Oil, Gas & Consumable Fuels — 14.3%
Apache Corp., Senior Notes	7.950%	4/15/26	685,000	710,444
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,316,409
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	3,819,608	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,400,000	2,428,349	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,570,000	1,555,990	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,060,000	739,828
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	585,075
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	4,590,000	4,479,393	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,198,000	1,188,811	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,111,360
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	356,314	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,290,000	2,152,022
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,760,000	2,122,408	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,370,000	1,292,214
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,150,000	975,043
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	812,702	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,714,140
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	70,961
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	991,324
Devon Energy Corp., Senior Notes	4.500%	1/15/30	620,000	584,307
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	597,071
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,591,640
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,620,000	1,406,491
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,472,871
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,670,000	1,504,737
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	2,630,000	2,083,296

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,310,000	$1,012,453
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	342,356
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	762,131
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	861,159
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	500,000	489,545	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	885,000	806,076	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	684,249	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,920,000	3,503,562	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	5,820,000	4,949,454	(c)(d)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,220,000	2,209,439
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,430,000	2,358,846
Energy Transfer LP, Senior Notes	5.250%	4/15/29	670,000	654,527
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	115,247
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	275,935
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	360,000	315,471
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,657,244
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	274,734
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,650,000	2,248,580
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,230,000	1,594,124
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	556,098
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,260,000	2,705,050	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,789
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,410,000	1,424,861	(a)

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	6.125%	2/1/25	1,075,000	$1,069,926
EQT Corp., Senior Notes	3.125%	5/15/26	1,230,000	1,132,024	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	380,000	351,659
EQT Corp., Senior Notes	7.000%	2/1/30	750,000	785,948
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,154,427	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	660,000	609,004
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	490,000	381,070
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,690,000	3,739,472	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	776,860	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	425,123
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	322,847
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	260,186
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	1,570,000	1,378,700
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,160,000	1,179,700	(a)
MPLX LP, Senior Notes	5.000%	3/1/33	2,430,000	2,328,614
MPLX LP, Senior Notes	4.500%	4/15/38	4,970,000	4,283,180
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,113,067
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,280,000	2,169,380
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	490,893
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	568,064
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	782,790
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	131,785
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	70,880
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,088,163	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,780,000	1,644,248
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	795,875
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	271,292	(a)
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	930,000	924,728
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,310,000	1,072,739
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	9.431%	7/31/23	3,932,000	3,519,645	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	148,040
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,598,960

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	$1,042,100
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,560,000	2,971,102	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	780,000	704,092
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,040,000	774,949
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	590,000	614,798
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	512,002
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,260,000	1,237,803
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,460,000	2,179,378
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,640,000	1,674,243
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,790,000	1,656,260
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,010,000	874,449
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,307,654
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,708,982
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	590,000	504,270	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,580,000	1,645,477
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	2,776,025
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	1,752,000	1,676,279
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	400,000	384,586
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,710,000	1,646,561
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	161,501
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	1,190,000	1,069,510
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	1,280,000	1,291,866
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	1,650,336
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	443,237
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	561,987

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	630,000	$516,984
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	1,700,000	1,174,733
Total Energy				141,804,191
Financials — 30.9%
Banks — 18.5%
Banco Mercantil del Norte SA, Junior
Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,770,000	1,653,357	(a)(c)(d)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	3,200,000	2,997,498	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	597,588	(d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,025,062	(d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	3,870,000	3,096,449	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,530,000	1,246,775	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	672,029	(d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	295,167	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,426,148	(d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	1,170,000	769,426	(d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	1,600,000	1,378,814	(d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	620,000	472,905	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	300,000	278,003	(d)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	1,620,000	1,538,245	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,140,000	981,795	(d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	79,783	(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,040,000	$1,919,058	(d)
Bank of America Corp., Senior Notes (5.288% to 4/25/33 then SOFR + 1.910%)	5.288%	4/25/34	4,590,000	4,549,405	(d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	5,270,000	4,034,104	(d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	1,950,000	2,032,170	(d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	310,555	(d)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,495,027
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	6,690,000	6,491,976	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	2,380,000	2,458,808	(a)(c)(d)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,517,352	(a)(d)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	1,675,844	(a)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	2,500,000	2,448,259	(a)(d)
BPCE SA, Subordinated Notes	5.700%	10/22/23	5,620,000	5,596,077	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,670,000	2,063,568	(a)(d)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	856,250	(c)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,557,510	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,428,963
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	408,017
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,850,000	1,491,602	(d)

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	4,270,000	$3,488,399	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	310,000	262,534	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	3,860,000	3,412,328	(d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	63,522
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	2,040,000	2,058,883	(d)
Comerica Bank, Senior Notes	2.500%	7/23/24	360,000	338,706
Comerica Inc., Senior Notes	3.700%	7/31/23	3,670,000	3,659,229
Credit Agricole SA, Junior Subordinated Notes (7.875% to 12/23/23 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	1,983,228	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,040,000	9,090,850	(a)(c)(d)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	1,560,000	1,558,254	(a)(e)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	2,090,000	2,084,201	(a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	1,880,000	1,892,702	(a)(e)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	338,722	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	5,150,000	4,807,334	(a)(d)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,608,193	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	380,000	371,524	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	7,990,000	7,465,427	(a)(d)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	8,650,000	8,634,144	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	560,000	557,343	(c)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	583,302	(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	$447,328	(d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	242,098	(d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	3,090,000	3,169,141	(d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	1,250,000	1,297,001	(d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	437,355
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	3,200,000	3,231,227	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	2,260,000	2,254,502	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	5,899,000	5,716,085	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,650,000	1,976,924	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	1,794,357	(a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,880,000	1,498,558	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	5,380,000	4,410,194	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	890,000	720,545	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	329,370	(d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	622,156	(d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,990,000	1,897,828	(d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	1,540,000	1,321,203	(d)

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Junior
Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	$412,221	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	392,022	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	825,132	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	3,360,000	3,078,264	(c)(d)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	820,000	811,550	(d)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	1,089,404	(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	2,557,000	2,301,939	(c)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	1,930,000	1,922,313	(d)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	730,000	712,908	(a)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	940,000	957,277	(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	1,830,000	1,831,585	(d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	710,000	710,614	(d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,340,000	1,340,495	(d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,180,000	1,189,080	(d)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	1,600,000	1,582,000	(c)(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	$861,537	(d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	3,260,000	2,861,744	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	3,040,000	2,833,846	(d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	2,021,000	2,009,032	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	829,699
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	550,000	468,850
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	2,100,000	1,613,193	(d)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,040,000	798,752	(d)
Total Banks				182,901,743
Capital Markets — 7.3%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	1,870,000	1,858,041
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,910,000	1,396,210	(c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	2,539,000	2,439,268	(c)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	460,000	396,600
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	1,540,000	1,540,034	(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	700,000	710,907	(d)
CI Financial Corp., Senior Notes	3.200%	12/17/30	4,830,000	3,625,525
Credit Suisse AG, Senior Notes	0.520%	8/9/23	14,610,000	14,503,566
Credit Suisse AG, Subordinated Notes	6.500%	8/8/23	4,225,000	4,209,621	(b)
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,590,000	194,294	*(a)(c)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,450,000	61,378	*(a)(c)(d)(f)

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	$23,705	*(a)(c)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	4,520,000	191,331	*(a)(c)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	11,280,000	477,480	*(a)(c)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	390,000	16,509	*(a)(c)(d)(f)
Deutsche Bank AG, Subordinated Notes (7.079% to 2/10/33 then SOFR + 3.650%)	7.079%	2/10/34	1,730,000	1,601,038	(d)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,492,092
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	9,258
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000	3,269,729	(d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	1,944,346	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	560,000	525,879	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,760,000	1,635,247	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	168,178
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	350,000	332,246
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	213,715	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,440,000	1,289,819	(d)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	256,163	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	540,734	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	234,369	(d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	227,852	(d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	720,000	766,267	(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,860,000	$5,967,069	(d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,259,171	(d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	490,000	483,927	(d)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	1,720,000	1,695,462
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	207,625
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,300,000	3,194,890	(a)(c)(d)
UBS Group AG, Senior Notes	3.750%	3/26/25	550,000	526,696
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	1,999,087	(a)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	6,160,000	4,985,560	(a)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	980,000	681,335	(a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	5,080,000	5,207,069	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	299,846	(a)(d)
Total Capital Markets				72,659,138
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	1,451,000	1,445,673
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	310,000	304,182
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	210,000	197,436
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	820,000	671,236
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	233,230
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,540,000	2,692,224
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,756,818	(a)

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Financial Services — continued
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000	EUR	$534,121
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	1,967,426
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000	GBP	261,024	(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.064%	12/21/65	5,950,000		4,013,841	(a)(d)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	260,000		181,794	(a)(d)
Mastercard Inc., Senior Notes	3.850%	3/26/50	340,000		293,049
National Securities Clearing Corp., Senior Notes	5.150%	5/30/25	770,000		766,528	(a)
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	450,000		433,766
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000		268,632
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	300,000		293,973
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000		1,010,103	(a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000		2,987,960
Total Financial Services					20,313,016
Insurance — 2.6%
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000		377,011	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000		875,089	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000		222,456	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411		4,424,682	(a)(g)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	900,000		734,270
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	320,000		229,772	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000		710,206	(a)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	1,910,000		1,890,474	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	7,000,000		6,996,267	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
New York Life Global Funding, Secured Notes	4.550%	1/28/33	1,040,000	$1,002,701	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,490,000	1,140,173	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,417,569	(a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	280,527	(a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	820,000	640,707	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	381,752	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	200,000	201,734	(d)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,326,665	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	1,750,000	1,715,456
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	662,517	(a)
Total Insurance				25,230,028
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	3,720,000	3,803,299	(a)
Total Financials				304,907,224
Health Care — 4.3%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	114,367
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,570,000	2,238,886
AbbVie Inc., Senior Notes	4.250%	11/21/49	520,000	449,161
Amgen Inc., Senior Notes	5.250%	3/2/33	760,000	761,332
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	303,408
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	303,894
Amgen Inc., Senior Notes	5.650%	3/2/53	1,530,000	1,550,548
Total Biotechnology				5,721,596
Health Care Equipment & Supplies — 0.0%††
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	80,636

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 2.6%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	$521,214
Centene Corp., Senior Notes	4.625%	12/15/29	570,000	525,162
Centene Corp., Senior Notes	3.375%	2/15/30	2,390,000	2,056,213
Cigna Group, Senior Notes	3.200%	3/15/40	1,230,000	946,764
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	85,951
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	521,682
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	479,901
CVS Health Corp., Senior Notes	5.250%	1/30/31	1,070,000	1,066,978
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,334,005
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	1,689,869
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,200,000	1,106,947
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,280,000	1,193,718
Elevance Health Inc., Senior Notes	5.500%	10/15/32	1,545,000	1,589,397
HCA Inc., Senior Notes	5.500%	6/1/33	2,210,000	2,207,456
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	464,275
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	428,636
Humana Inc., Senior Notes	5.875%	3/1/33	1,060,000	1,102,107
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	686,920
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	485,430
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	218,601
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	133,113
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	280,415
McKesson Corp., Senior Notes	4.900%	7/15/28	1,710,000	1,699,778
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	1,260,000	1,310,062
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	537,407
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,460,000	2,573,021
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	470,000	522,547
Total Health Care Providers & Services				25,767,569
Pharmaceuticals — 1.1%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	280,000	275,341
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	610,000	603,015
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	760,000	757,432
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	3,390,000	3,399,870

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,810,000	$1,883,244
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	480,000	486,136
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	650,000	583,249
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	3,210,000	3,368,353
Total Pharmaceuticals				11,356,640
Total Health Care				42,926,441
Industrials — 9.7%
Aerospace & Defense — 2.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	225,000	224,115	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	781,641	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	1,400,000	1,285,521
Boeing Co., Senior Notes	3.100%	5/1/26	5,800,000	5,451,537
Boeing Co., Senior Notes	3.250%	2/1/28	1,320,000	1,212,816
Boeing Co., Senior Notes	5.150%	5/1/30	1,410,000	1,397,311
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,196,342
Boeing Co., Senior Notes	3.750%	2/1/50	1,590,000	1,195,091
Boeing Co., Senior Notes	3.950%	8/1/59	2,310,000	1,708,196
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,170,000	1,077,635
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,015,811
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	519,533
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	546,000	473,304
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	690,000	608,328
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	830,000	736,058
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	790,000	779,012
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	645,518
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	330,000	283,916
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	950,000	966,681
Raytheon Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	17,048
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	373,670
Raytheon Technologies Corp., Senior Notes	5.375%	2/27/53	1,760,000	1,829,441
Total Aerospace & Defense				23,778,525
Commercial Services & Supplies — 0.0%††
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	402,896

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	$590,845	(a)
Electrical Equipment — 0.8%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,567,447
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	6,690,000	6,702,336	(a)
Total Electrical Equipment				8,269,783
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	589,636
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,960,000	1,393,071
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	421,176
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	867,953
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	378,979
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	191,199
Total Ground Transportation				3,842,014
Machinery — 0.2%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	2,123,520
Passenger Airlines — 4.6%
Air Canada Pass-Through Trust	5.000%	12/15/23	1,742,737	1,733,503	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,265,696	3,021,778	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	751,767	723,165	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	2,078,505	1,986,647
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	123,961	111,962
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	132,109	118,613
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	462,622	429,239
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	5,878,000	6,450,682	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,490,000	2,477,746	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	291,564	(a)
British Airways Pass-Through Trust	4.625%	6/20/24	181,351	179,125	(a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	414,092
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,100,000	2,055,103	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,505,000	3,405,088	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	5,786,000	$5,482,106	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,392,000	2,400,125	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,250,000	1,237,307
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,010,000	3,035,179	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,070,000	1,968,582	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,376,850	1,315,412
United Airlines Pass-Through Trust	3.750%	9/3/26	365,772	343,860
United Airlines Pass-Through Trust	5.800%	1/15/36	3,910,000	3,987,007
US Airways Pass-Through Trust	4.625%	6/3/25	774,898	727,065
US Airways Pass-Through Trust	3.950%	11/15/25	2,152,910	2,010,290
Total Passenger Airlines				45,905,240
Professional Services — 0.2%
Equifax Inc., Senior Notes	2.350%	9/15/31	2,330,000	1,860,056
Trading Companies & Distributors — 1.0%
Air Lease Corp., Senior Notes	1.875%	8/15/26	530,000	471,058
Air Lease Corp., Senior Notes	5.850%	12/15/27	3,300,000	3,298,714
Air Lease Corp., Senior Notes	5.300%	2/1/28	2,370,000	2,327,660
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,674,691	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,640,468	(a)
Total Trading Companies & Distributors				9,412,591
Total Industrials				96,185,470
Information Technology — 3.6%
Electronic Equipment, Instruments & Components — 0.9%
Jabil Inc., Senior Notes	5.450%	2/1/29	1,270,000	1,260,969
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,021,494
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,076,365
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,477,678
Total Electronic Equipment, Instruments & Components				8,836,506
IT Services — 0.3%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	1,802,181
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,291,053
Total IT Services				3,093,234
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	530,223

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,521,000	$1,150,355	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	706,342	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	727,690
Intel Corp., Senior Notes	4.900%	8/5/52	1,140,000	1,053,115
Intel Corp., Senior Notes	3.200%	8/12/61	790,000	514,041
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	207,013
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,034,244
Micron Technology Inc., Senior Notes	5.875%	2/9/33	1,580,000	1,572,817
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	55,992
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	640,000	623,670
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	320,000	291,461
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,327,232
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,130,000	1,014,069
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,460,000	1,224,918
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	1,260,000	1,007,539
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	654,003
Total Semiconductors & Semiconductor Equipment				13,694,724
Software — 0.9%
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	983,645
Oracle Corp., Senior Notes	6.250%	11/9/32	2,870,000	3,047,712
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	2,377,003
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	426,888
Oracle Corp., Senior Notes	5.550%	2/6/53	2,760,000	2,674,623
Total Software				9,509,871
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	663,802
Total Information Technology				35,798,137
Materials — 3.5%
Chemicals — 0.5%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	738,282	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	467,993	(a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,980,000	1,930,910	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,860,000	1,315,081	(a)
Total Chemicals				4,452,266
Metals & Mining — 2.9%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	3,375,000	3,267,563	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,194,245	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	1,680,000	$1,724,167
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	385,545
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	585,481
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	2,440,000	2,440,392	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,760,000	1,719,546	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,420,000	1,457,105	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,300,000	1,257,210
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	364,180
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,613,091	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,000,000	1,870,960	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	1,250,000	1,238,498	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,458,430	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	430,848
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,360,000	1,238,372
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	760,000	769,217
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	1,070,000	971,525
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	3,210,949
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	171,526
Total Metals & Mining				28,368,850
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,250,000	1,001,466
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	312,771	(a)
Total Paper & Forest Products				1,314,237
Total Materials				34,135,353
Real Estate — 2.3%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000	792,540
Welltower OP LLC, Senior Notes	3.850%	6/15/32	760,000	670,618
Total Health Care REITs				1,463,158
Industrial REITs — 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	1,440,000	1,113,476
Office REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,520,000	1,149,568
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000	129,405
Total Office REITs				1,278,973

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Residential REITs — 0.3%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	2,800,000	$2,511,006
Retail REITs — 1.6%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	2,190,000	1,707,090
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	94,269	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	13,650,000	12,895,930	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	859,178	(a)
Total Retail REITs				15,556,467
Specialized REITs — 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000	574,744
Total Real Estate				22,497,824
Utilities — 4.3%
Electric Utilities — 4.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	1,830,988	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	600,000	599,267
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,111,902
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	122,856
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	387,420	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	791,238	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	359,239	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	931,764
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	87,696
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	1,510,000	1,499,581
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,323,983
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	803,887
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	524,975
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	1,390,000	1,154,565

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	730,000	$735,786
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	831,744	(c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,770,328	(c)(d)
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	419,518	(a)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	1,500,000	1,528,532	(a)
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,340,000	1,273,981
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	360,000	323,399
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	204,559
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	358,079	(a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	1,530,000	1,468,188	(a)
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	1,520,000	1,505,898	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,490,000	2,944,030	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	912,405	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,280,856
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	860,000	817,651
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	417,611
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	1,010,000	1,009,000
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	666,865
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	351,018
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	860,000	673,958
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	303,157
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	251,755
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	637,465
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,680,000	1,650,980

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	$491,016	(a)
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	561,642	(a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	1,120,000	1,099,350
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	299,756
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	70,910
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,910,000	1,862,096
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,130,000	945,852
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	960,000	799,062
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	39,773
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	650,151
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	1,230,000	916,605
Total Electric Utilities				41,602,337
Independent Power and Renewable Electricity Producers — 0.0%††
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	200,170
Multi-Utilities — 0.1%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	546,993
Total Utilities				42,349,500
Total Corporate Bonds & Notes (Cost — $1,014,403,926)				901,475,775
Sovereign Bonds — 2.1%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	102,181
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	1,435,797	480,369
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	2,774,802	834,680

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	6,098,795		$2,340,413	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	210,000		80,588	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	670,117		505,938	(a)
Total Argentina					4,344,169
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	1,100,000		922,361	(a)
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		463,222
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		707,680
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	4,890,000		4,743,691	(a)
Mexico — 0.7%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,762,618
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		961,763
Total Mexico					6,724,381
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,010,000		774,334
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	440,000		377,238
Russia — 0.0%††
Russian Federal Bond — OFZ	6.900%	5/23/29	101,293,000	RUB	56,588	*(f)(h)
Supranational — 0.2%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000		564,301	(b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		912,424	(a)
Total Supranational					1,476,725
Total Sovereign Bonds (Cost — $24,663,713)					20,590,389

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 1.2%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.579%	11/20/30	1,790,000	$1,756,434	(a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.450%)	6.710%	4/15/29	1,200,000	1,169,725	(a)(d)
Dryden Senior Loan Fund, 2015-41A BR (3 mo. USD LIBOR + 1.300%)	6.560%	4/15/31	2,710,000	2,622,853	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. USD LIBOR + 1.600%)	6.899%	10/29/29	2,100,000	2,076,575	(a)(d)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	250,080	224,695	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	989,303	911,109	(a)
Texas Natural Gas Securitization Finance Corp., 2023-1 A1	5.102%	4/1/35	3,100,000	3,114,357
Total Asset-Backed Securities (Cost — $12,021,467)				11,875,748
Senior Loans — 0.6%
Financials — 0.1%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	11/1/28	1,340,037	1,321,056	(d)(i)(j)
Health Care — 0.2%
Biotechnology — 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.839%	3/15/28	1,485,800	1,483,281	(d)(i)(j)
Industrials — 0.2%
Passenger Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	1,080,000	1,123,200	(d)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	9.292%	4/21/28	762,450	763,300	(d)(i)(j)
Total Industrials				1,886,500
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.952%	9/7/27	947,719	946,387	(d)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	9.000%	4/20/28	421,400	406,388	(d)(i)(j)
Total Materials				1,352,775
Total Senior Loans (Cost — $6,016,707)				6,043,612

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.5%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	$725,798
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,071,888
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,284,738
Total California				3,082,424
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	260,861
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	754,872
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	598,028
Total Municipal Bonds (Cost — $5,166,304)				4,696,185
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Media — 0.4%
DISH Network Corp., Senior Notes (Cost — $4,324,604)	2.375%	3/15/24	4,560,000	4,058,400

			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Banks — 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		73,799	1,408,085	(d)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	8.511%		15,675	351,527	(d)
Lincoln National Corp.	9.000%		7,750	208,320
Prudential Financial Inc.	5.950%		9,800	246,176
Total Insurance				806,023
Total Preferred Stocks (Cost — $2,675,443)				2,214,108

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 M2 (1 mo. USD LIBOR + 1.700%)	6.850%	1/25/50	309,546	$309,654	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	8.150%	7/25/24	1,122,147	1,135,160	(d)
Total Collateralized Mortgage Obligations (Cost — $1,430,419)				1,444,814
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $890,600)	4.250%	5/31/25	900,000	888,732
Total Investments before Short-Term Investments (Cost — $1,071,593,183)				953,287,763

			Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $13,849,460)	5.044%		13,849,460	13,849,460	(l)(m)
Total Investments — 97.9% (Cost — $1,085,442,643)				967,137,223
Other Assets in Excess of Liabilities — 2.1%				21,160,220
Total Net Assets — 100.0%				$988,297,443

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on this security is currently in default as of June 30, 2023.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $13,849,460 and the cost was $13,849,460 (Note 8).

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	93	9/23	$19,135,981	$18,910,968	$(225,013)
U.S. Treasury 5-Year Notes	2,032	9/23	223,020,128	217,614,500	(5,405,628)
U.S. Treasury Long-Term Bonds	166	9/23	21,293,838	21,066,438	(227,400)
U.S. Treasury Ultra 10-Year Notes	126	9/23	15,032,460	14,923,125	(109,335)
U.S. Treasury Ultra Long-Term Bonds	439	9/23	59,290,121	59,800,031	509,910
					(5,457,466)
Contracts to Sell:
Euro-Bund	4	9/23	586,711	583,748	2,963
U.S. Treasury 10-Year Notes	350	9/23	39,960,187	39,292,970	667,217
United Kingdom Long Gilt Bonds	29	9/23	3,548,151	3,509,899	38,252
					708,432
Net unrealized depreciation on open futures contracts					$(4,749,034)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Corporate Bond Fund

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,068,256	USD	8,850,417	BNP Paribas SA	7/18/23	$(38,235)
JPY	848,173,056	USD	6,565,366	Goldman Sachs Group Inc.	7/18/23	(670,602)
BRL	9,041,115	USD	1,746,333	Morgan Stanley & Co. Inc.	7/18/23	135,525
MXN	8,700,000	USD	492,982	Morgan Stanley & Co. Inc.	7/18/23	13,445
MXN	67,770,000	USD	3,668,796	Morgan Stanley & Co. Inc.	7/18/23	276,092
USD	5,836,900	GBP	4,680,566	Morgan Stanley & Co. Inc.	7/18/23	(108,198)
Net unrealized depreciation on open forward foreign currency contracts						$(391,973)

Abbreviation(s) used in this table:

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

USD	— United States Dollar

At June 30, 2023, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 4.210%, due 11/16/24)	4,500,000	EUR	12/20/24	0.575%	1.000% quarterly	$30,034	$15,886	$14,148

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.299%	1.000% quarterly	$(49,763)	$(30,309)	$(19,454)

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Western Asset Corporate Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$19,450,000	6/20/28	5.000% quarterly	$(543,245)	$56,052	$(599,297)
Markit CDX.NA.IG.40 Index	40,170,000	6/20/28	1.000% quarterly	(600,972)	(257,391)	(343,581)
Total	$59,620,000			$(1,144,217)	$(201,339)	$(942,878)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	39

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $1,071,593,183)	$953,287,763
Investments in affiliated securities, at value (Cost — $13,849,460)	13,849,460
Foreign currency, at value (Cost — $3,760,791)	3,857,776
Cash	1,082,277
Interest receivable	11,458,030
Deposits with brokers for open futures contracts	6,589,966
Deposits with brokers for centrally cleared swap contracts	1,524,644
Receivable for Fund shares sold	1,223,882
Receivable from brokers — net variation margin on open futures contracts	670,615
Receivable for securities sold	638,705
Unrealized appreciation on forward foreign currency contracts	425,062
Foreign currency collateral for open futures contracts, at value (Cost — $314,520)	340,325
OTC swaps, at value (premiums paid — $15,886)	30,034
Dividends receivable from affiliated investments	5,974
Receivable for open OTC swap contracts	1,500
Other assets	1,226
Prepaid expenses	19,667
Total Assets	995,006,906

Liabilities:
Payable for securities purchased	3,450,577
Payable for Fund shares repurchased	1,307,812
Unrealized depreciation on forward foreign currency contracts	817,035
Distributions payable	339,980
Investment management fee payable	309,284
Service and/or distribution fees payable	63,176
OTC swaps, at value (premiums received — $30,309)	49,763
Payable to brokers — net variation margin on centrally cleared swap contracts	23,468
Trustees’ fees payable	5,543
Payable for open OTC swap contracts	1,500
Accrued expenses	341,325
Total Liabilities	6,709,463
Total Net Assets	$988,297,443

Net Assets:
Par value (Note 7)	$940
Paid-in capital in excess of par value	1,248,077,089
Total distributable earnings (loss)	(259,780,586)
Total Net Assets	$988,297,443

See Notes to Financial Statements.

40	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Net Assets:
Class A	$251,237,536
Class C	$9,241,544
Class C1	$249,681
Class I	$718,443,368
Class P	$9,125,314

Shares Outstanding:
Class A	23,904,675
Class C	879,421
Class C1	23,911
Class I	68,369,310
Class P	869,191

Net Asset Value:
Class A (and redemption price)	$10.51
Class C*	$10.51
Class C1*	$10.44
Class I (and redemption price)	$10.51
Class P (and redemption price)	$10.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.92

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	41

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$29,408,302
Dividends from unaffiliated investments	91,804
Dividends from affiliated investments	122,592
Less: Foreign taxes withheld	(295)
Total Investment Income	29,622,403

Expenses:
Investment management fee (Note 2)	2,587,174
Transfer agent fees (Note 5)	758,100
Service and/or distribution fees (Notes 2 and 5)	391,046
Registration fees	71,901
Fund accounting fees	40,715
Audit and tax fees	21,200
Legal fees	20,088
Shareholder reports	14,344
Trustees’ fees	12,646
Commitment fees (Note 9)	5,525
Insurance	4,314
Custody fees	1,341
Miscellaneous expenses	6,053
Total Expenses	3,934,447
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(257,192)
Net Expenses	3,677,255
Net Investment Income	25,945,148

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(41,507,787)
Futures contracts	3,652,496
Swap contracts	(2,011,251)
Forward foreign currency contracts	554,293
Foreign currency transactions	199,661
Net Realized Loss	(39,112,588)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	47,092,268
Futures contracts	(4,462,008)
Swap contracts	135,028
Forward foreign currency contracts	(812,427)
Foreign currencies	85,230
Change in Net Unrealized Appreciation (Depreciation)	42,038,091
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,925,503
Increase in Net Assets From Operations	$28,870,651

See Notes to Financial Statements.

42	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$25,945,148	$44,776,910
Net realized loss	(39,112,588)	(81,826,804)
Change in net unrealized appreciation (depreciation)	42,038,091	(208,716,986)
Increase (Decrease) in Net Assets From Operations	28,870,651	(245,766,880)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(27,430,057)	(49,854,362)
Decrease in Net Assets From Distributions to Shareholders	(27,430,057)	(49,854,362)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	152,388,860	568,282,864
Reinvestment of distributions	25,587,231	47,190,543
Cost of shares repurchased	(446,054,074)	(539,893,998)
Increase (Decrease) in Net Assets From Fund Share Transactions	(268,077,983)	75,579,409
Decrease in Net Assets	(266,637,389)	(220,041,833)

Net Assets:
Beginning of period	1,254,934,832	1,474,976,665
End of period	$988,297,443	$1,254,934,832

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	43

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.52		$13.11	$13.67	$12.90	$11.72	$12.63

Income (loss) from operations:
Net investment income	0.23		0.35	0.32	0.38	0.43	0.44
Net realized and unrealized gain (loss)	0.00	[3]	(2.55)	(0.43)	0.98	1.24	(0.90)
Total income (loss) from operations	0.23		(2.20)	(0.11)	1.36	1.67	(0.46)

Less distributions from:
Net investment income	(0.24)		(0.38)	(0.35)	(0.43)	(0.46)	(0.45)
Net realized gains	—		(0.01)	(0.10)	(0.16)	(0.03)	—
Total distributions	(0.24)		(0.39)	(0.45)	(0.59)	(0.49)	(0.45)

Net asset value, end of period	$10.51		$10.52	$13.11	$13.67	$12.90	$11.72
Total return[4]	2.18%		(16.86)%	(0.72)%	10.80%	14.40%	(3.66)%

Net assets, end of period (millions)	$251		$253	$329	$328	$271	$228

Ratios to average net assets:
Gross expenses	0.90%[5]		0.89%	0.87%	0.91%	0.93%	0.96%
Net expenses[6,7]	0.90	[5]	0.89	0.87	0.90	0.93	0.95
Net investment income	4.28	[5]	3.11	2.40	2.92	3.40	3.63

Portfolio turnover rate	36%		79%	63%	98%	84%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.52		$13.11	$13.66	$12.90	$11.72	$12.63

Income (loss) from operations:
Net investment income	0.19		0.27	0.23	0.29	0.34	0.36
Net realized and unrealized gain (loss)	0.00	[3]	(2.54)	(0.42)	0.97	1.24	(0.90)
Total income (loss) from operations	0.19		(2.27)	(0.19)	1.26	1.58	(0.54)

Less distributions from:
Net investment income	(0.20)		(0.31)	(0.26)	(0.34)	(0.37)	(0.37)
Net realized gains	—		(0.01)	(0.10)	(0.16)	(0.03)	—
Total distributions	(0.20)		(0.32)	(0.36)	(0.50)	(0.40)	(0.37)

Net asset value, end of period	$10.51		$10.52	$13.11	$13.66	$12.90	$11.72
Total return[4]	1.84%		(17.42)%	(1.41)%	10.06%	13.65%	(4.29)%

Net assets, end of period (000s)	$9,242		$10,346	$14,032	$14,328	$9,622	$8,885

Ratios to average net assets:
Gross expenses	1.56%[5]		1.56%	1.56%	1.57%	1.59%	1.61%
Net expenses[6]	1.56	[5,7]	1.56 [7]	1.56 [7]	1.57 [7]	1.59 [7]	1.61
Net investment income	3.61	[5]	2.42	1.72	2.24	2.74	2.97

Portfolio turnover rate	36%		79%	63%	98%	84%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.45		$13.03	$13.58	$12.82	$11.65	$12.55

Income (loss) from operations:
Net investment income	0.20		0.29	0.25	0.32	0.38	0.38
Net realized and unrealized gain (loss)	0.00	[3]	(2.53)	(0.42)	0.97	1.23	(0.88)
Total income (loss) from operations	0.20		(2.24)	(0.17)	1.29	1.61	(0.50)

Less distributions from:
Net investment income	(0.21)		(0.33)	(0.28)	(0.37)	(0.41)	(0.40)
Net realized gains	—		(0.01)	(0.10)	(0.16)	(0.03)	—
Total distributions	(0.21)		(0.34)	(0.38)	(0.53)	(0.44)	(0.40)

Net asset value, end of period	$10.44		$10.45	$13.03	$13.58	$12.82	$11.65
Total return[4]	1.83%		(17.21)%	(1.20)%	10.24%	13.98%	(4.02)%

Net assets, end of period (000s)	$250		$236	$324	$979	$1,514	$7,091

Ratios to average net assets:
Gross expenses	1.69%[5]		1.84%	1.61%	1.48%	1.37%	1.37%
Net expenses[6,7]	1.40	[5]	1.40	1.40	1.40	1.37	1.37
Net investment income	3.78	[5]	2.62	1.93	2.46	3.07	3.21

Portfolio turnover rate	36%		79%	63%	98%	84%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.52	$13.11	$13.67	$12.90	$11.72	$12.63

Income (loss) from operations:
Net investment income	0.24	0.39	0.36	0.43	0.46	0.47
Net realized and unrealized gain (loss)	0.01	(2.55)	(0.42)	0.98	1.25	(0.89)
Total income (loss) from operations	0.25	(2.16)	(0.06)	1.41	1.71	(0.42)

Less distributions from:
Net investment income	(0.26)	(0.42)	(0.40)	(0.48)	(0.50)	(0.49)
Net realized gains	—	(0.01)	(0.10)	(0.16)	(0.03)	—
Total distributions	(0.26)	(0.43)	(0.50)	(0.64)	(0.53)	(0.49)

Net asset value, end of period	$10.51	$10.52	$13.11	$13.67	$12.90	$11.72
Total return[3]	2.35%	(16.57)%	(0.40)%	11.19%	14.68%	(3.27)%

Net assets, end of period (millions)	$718	$982	$1,118	$706	$467	$173

Ratios to average net assets:
Gross expenses	0.61%[4]	0.60%	0.59%	0.61%	0.62%	0.65%
Net expenses[5]	0.55 [4,6]	0.55 [6]	0.55 [6]	0.55 [6]	0.60 [6]	0.65
Net investment income	4.60 [4]	3.48	2.69	3.27	3.69	3.94

Portfolio turnover rate	36%	79%	63%	98%	84%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12, 2019, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.51	$13.09	$13.65	$12.89	$11.71	$12.61

Income (loss) from operations:
Net investment income	0.21	0.33	0.29	0.37	0.41	0.42
Net realized and unrealized gain (loss)	0.01	(2.54)	(0.42)	0.96	1.24	(0.89)
Total income (loss) from operations	0.22	(2.21)	(0.13)	1.33	1.65	(0.47)

Less distributions from:
Net investment income	(0.23)	(0.36)	(0.33)	(0.41)	(0.44)	(0.43)
Net realized gains	—	(0.01)	(0.10)	(0.16)	(0.03)	—
Total distributions	(0.23)	(0.37)	(0.43)	(0.57)	(0.47)	(0.43)

Net asset value, end of period	$10.50	$10.51	$13.09	$13.65	$12.89	$11.71
Total return[3]	2.07%	(16.98)%	(1.01)%	10.63%	14.22%	(3.74)%

Net assets, end of period (000s)	$9,125	$9,836	$13,586	$16,119	$43,964	$44,232

Ratios to average net assets:
Gross expenses	1.10%[4]	1.09%	1.09%	1.08%	1.10%	1.11%
Net expenses[5,6]	1.10 [4]	1.09	1.09	1.08	1.10	1.11
Net investment income	4.07 [4]	2.90	2.19	2.85	3.24	3.46

Portfolio turnover rate	36%	79%	63%	98%	84%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

50	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$901,475,775	—	$901,475,775
Sovereign Bonds	—	20,533,801	$56,588	20,590,389
Asset-Backed Securities	—	11,875,748	—	11,875,748
Senior Loans	—	6,043,612	—	6,043,612
Municipal Bonds	—	4,696,185	—	4,696,185
Convertible Bonds & Notes	—	4,058,400	—	4,058,400
Preferred Stocks:
Financials	$1,862,581	351,527	—	2,214,108
Collateralized Mortgage Obligations	—	1,444,814	—	1,444,814
U.S. Government & Agency Obligations	—	888,732	—	888,732
Total Long-Term Investments	1,862,581	951,368,594	56,588	953,287,763
Short-Term Investments†	13,849,460	—	—	13,849,460
Total Investments	$15,712,041	$951,368,594	$56,588	$967,137,223

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,218,342	—	—	$1,218,342
Forward Foreign Currency Contracts††	—	$425,062	—	425,062
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	30,034	—	30,034
Total Other Financial Instruments	$1,218,342	$455,096	—	$1,673,438
Total	$16,930,383	$951,823,690	$56,588	$968,810,661

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$5,967,376	—	—	$5,967,376
Forward Foreign Currency Contracts††	—	$817,035	—	817,035
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	49,763	—	49,763
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	942,878	—	942,878
Total	$5,967,376	$1,809,676	—	$7,777,052

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

52	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the total notional value of all credit default swaps to sell protection was EUR 4,500,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

54	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

56	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $866,798. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

58	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

At June 30, 2023, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $121,405. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and

1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $257,192, which included an affiliated money market fund waiver of $2,467.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

60	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2023	$1,230	$325,990
Expires December 31, 2024	1,067	511,131
Expires December 31, 2025	358	254,367
Total fee waivers/expense reimbursements subject to recapture	$2,655	$1,091,488

For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,975	—
CDSCs	311	$177

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$319,830,499	$72,255,529
Sales	550,560,746	104,034,554

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,085,442,643	$5,247,242	$(123,552,662)	$(118,305,420)
Futures contracts	—	1,218,342	(5,967,376)	(4,749,034)
Forward foreign currency contracts	—	425,062	(817,035)	(391,973)
Swap contracts	(215,762)	14,148	(962,332)	(948,184)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$1,218,342	—	—	$1,218,342
Forward foreign currency contracts	—	$425,062	—	425,062
OTC swap contracts[3]	—	—	$30,034	30,034
Total	$1,218,342	$425,062	$30,034	$1,673,438

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$5,967,376	—	—	$5,967,376
Forward foreign currency contracts	—	$817,035	—	817,035
OTC swap contracts[3]	—	—	$49,763	49,763
Centrally cleared swap contracts[4]	—	—	942,878	942,878
Total	$5,967,376	$817,035	$992,641	$7,777,052

62	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$3,652,496	—	—	$3,652,496
Swap contracts	—	—	$(2,011,251)	(2,011,251)
Forward foreign currency contracts	—	$554,293	—	554,293
Total	$3,652,496	$554,293	$(2,011,251)	$2,195,538

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(4,462,008)	—	—	$(4,462,008)
Swap contracts	—	—	$135,028	135,028
Forward foreign currency contracts	—	$(812,427)	—	(812,427)
Total	$(4,462,008)	$(812,427)	$135,028	$(5,139,407)

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$347,991,582
Futures contracts (to sell)	47,696,105
Forward foreign currency contracts (to buy)	19,649,875
Forward foreign currency contracts (to sell)	5,790,059

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Credit default swap contracts (buy protection)	$75,538,829
Credit default swap contracts (sell protection)	4,861,157

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	—	$(38,235)	$(38,235)	—	$(38,235)
Goldman Sachs Group Inc.	—	(670,602)	(670,602)	—	(670,602)
Morgan Stanley & Co. Inc.	$455,096	(157,961)	297,135	$(121,405)	175,730
Total	$455,096	$(866,798)	$(411,702)	$(121,405)	$(533,107)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$316,216	$203,850
Class C	49,961	3,741
Class C1	851	618
Class I	—	544,192
Class P	24,018	5,699
Total	$391,046	$758,100

64	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$524
Class C	21
Class C1	358
Class I	256,269
Class P	20
Total	$257,192

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$5,752,716	$9,434,586
Class C	193,556	306,701
Class C1	4,935	7,213
Class I	21,270,712	38,477,388
Class P	208,138	351,905
Total	$27,430,057	$48,577,793

Net Realized Gains:
Class A	—	$258,558
Class C	—	10,583
Class C1	—	225
Class I	—	997,023
Class P	—	10,180
Total	—	$1,276,569

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,549,001	$16,537,482	2,781,603	$31,899,824
Shares issued on reinvestment	523,375	5,575,595	850,419	9,414,730
Shares repurchased	(2,196,052)	(23,381,371)	(4,716,659)	(53,203,896)
Net decrease	(123,676)	$(1,268,294)	(1,084,637)	$(11,889,342)

Class C
Shares sold	41,633	$443,484	175,007	$1,926,811
Shares issued on reinvestment	15,887	169,279	24,362	268,989
Shares repurchased	(161,825)	(1,717,321)	(286,340)	(3,202,045)
Net decrease	(104,305)	$(1,104,558)	(86,971)	$(1,006,245)

Class C1
Shares sold	915	$9,681	1,748	$19,545
Shares issued on reinvestment	466	4,935	678	7,421
Shares repurchased	(10)	(107)	(4,746)	(59,612)
Net increase (decrease)	1,371	$14,509	(2,320)	$(32,646)

Class I
Shares sold	12,623,211	$135,186,525	46,548,368	$533,887,768
Shares issued on reinvestment	1,840,852	19,637,771	3,364,573	37,153,089
Shares repurchased	(39,447,869)	(419,833,228)	(41,853,686)	(481,347,010)
Net increase (decrease)	(24,983,806)	$(265,008,932)	8,059,255	$89,693,847

Class P
Shares sold	19,709	$211,688	48,758	$548,916
Shares issued on reinvestment	18,754	199,651	31,343	346,314
Shares repurchased	(105,467)	(1,122,047)	(181,539)	(2,081,435)
Net decrease	(67,004)	$(710,708)	(101,438)	$(1,186,205)

66	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,482,788	$243,449,801	243,449,801	$242,083,129	242,083,129

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$122,592	—	$13,849,460

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $83,029,807, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also

68	Western Asset Corporate Bond Fund 2023 Semi-Annual Report

imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2023, the Fund had 0.01% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Corporate Bond Fund 2023 Semi-Annual Report	69

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

70	Western Asset Corporate Bond Fund

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2022 was above the median and that its performance for the 1-year period ended December 31, 2022 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3- and 10-year periods ended December 31, 2022, trailed the performance of its benchmark index for the 1-year period ended December 31, 2022, and was roughly equal to the performance of its benchmark index for the 5-year period ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay

Western Asset Corporate Bond Fund	71

Board approval of management and subadvisory agreements (unaudited) (cont’d)

any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional BBB-rated corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was slightly above the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was slightly above the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

72	Western Asset Corporate Bond Fund

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Corporate Bond Fund	73

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

74	Western Asset Corporate Bond Fund

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Corporate Bond Fund	75

Western Asset

Corporate Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

FD02352 08/23 SR23-4707

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2023